Cash and Cash Equivalents (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Cash and cash equivalents [abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

For the Period from September 30, 2020 (Inception) Through September 30, 2021
Class A common stock subject to possible redemption
Numerator: Earnings attributable to Class A common stock subject to possible redemption
Net loss	$(1,194,483)
Net loss attributable to Class A common stock subject to possible redemption	$(1,194,483)
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	10,102,740
Basic and diluted net loss per share, Class A common stock subject to possible redemption	$(0.12)

Non-Redeemable Class B common stock
Numerator: Net loss minus net earnings
Net loss	$(385,644)
Non-redeemable net loss	$(385,644)
Denominator: Weighted average non-redeemable Class B common stock
Basic and diluted weighted average shares outstanding, non-redeemable Class B common stock	3,261,712
Basic and diluted net loss per share, non-redeemable Class B common stock	$(0.12)

Codere Online Luxembourg [Member]
Reserve Quantities [Line Items]
Schedule of Share capital

	Balance as of June 4, 2021	Issue of share capital	Distribution of results	Results for the period	Balance as of June 30, 2021
Share capital		30,000			30,000